Earnings Per Share of Common Stock (Tables)	12 Months Ended
Dec. 31, 2014
Earnings Per Share of Common Stock
Computation of Earnings per share
The following table presents the computation of basic and diluted earnings per share of common stock.

($ in millions except per share amounts)
For the year ended December 31:	2014	2013	2012
Weighted-average number of shares on which earnings
per share calculations are based
Basic	1,004,272,584	1,094,486,604	1,142,508,521
Add—incremental shares under stock-based
compensation plans	4,332,155	6,751,240	10,868,426
Add—incremental shares associated with contingently
issuable shares	1,395,741	1,804,313	2,072,370
Assuming dilution	1,010,000,480	1,103,042,156	1,155,449,317

Income from continuing operations	$15,751	$16,881	$16,999
Loss from discontinued operations, net of tax	(3,729)	(398)	(395)
Net income on which basic earnings per share is
calculated	$12,022	$16,483	$16,604
Income from continuing operations	$15,751	$16,881	$16,999
Net income applicable to contingently issuable shares	(3)	(1)	(1)
Income from continuing operations on which diluted
earnings per share is calculated	$15,749	$16,880	$16,998
Loss from discontinued operations, net of tax, on which
basic and diluted earnings per share is calculated	(3,729)	(398)	(395)
Net income on which diluted earnings per share is
calculated	$12,020	$16,483	$16,603

Earnings/(loss) per share of common stock
Assuming dilution
Continuing operations	$15.59	$15.30	$14.71
Discontinued operations	(3.69)	(0.36)	(0.34)
Total	$11.90	$14.94	$14.37
Basic
Continuing operations	$15.68	$15.42	$14.88
Discontinued operations	(3.71)	(0.36)	(0.35)
Total	$11.97	$15.06	$14.53